Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 09, 2025 USD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash balances	$ 73,412		$ 73,412			¥ 500,000
Convertible bond investment	4,652,250		4,652,250
Advances received	667,566		667,566	537,646
Uncertain tax positions
Value added tax percentage			6.00%
Change in fair value of warrant liability				(6,761,462)
Compensation limit amount								$ 73,412	¥ 500,000
Accrued interest receivable	152,250		152,250
Expenses incurred for plan			75,348	99,413	$ 94,963
Impairment of digital assets			1,500,000
Impairment loss	600,000	$ 900,000	$ 1,500,000
Intangible Asset, Excluding Goodwill, Indefinite-Lived, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Finite-Lived Intangible Assets, Net
Warrant Liability [Member]
Summary of Significant Accounting Policies [Line Items]
Change in fair value of warrant liability				$ 6,760,000
Convertible Bond [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible bond investment	4,500,000		4,500,000
Expected credit loss
Amortized cost			$ 4,652,250
Unsecured Convertible Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Original principal amount							$ 4,500,000
Bears interest rate							6.00%